SCHEDULE OF NET DEFERRED TAX (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryover	$ 565,000	$ 89,700
Less: valuation allowance	(565,000)	(89,700)
Net deferred tax asset